AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.6%
Asset-Backed Securities — 13.9%
Automobiles — 0.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	3,200	$ 3,202,432
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	1,435	1,434,303
Series 2018-01A, Class A, 144A
3.430%	12/16/24	13,800	14,031,045
Santander Drive Auto Receivables Trust,
Series 2018-02, Class C
3.350%	07/17/23	3,450	3,485,852
			22,153,632
Collateralized Loan Obligations — 9.9%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.573%(c)	07/15/30	6,000	5,996,612
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)
3.123%(c)	01/15/27	2,000	1,997,105
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.582%(c)	07/16/29	3,750	3,752,250
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	5,000	4,945,065
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.343%(c)	07/17/28	3,500	3,491,116
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.194%(c)	05/17/31	16,000	15,787,968
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/15/30	3,750	3,744,089
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.123%(c)	01/17/28	6,000	5,971,397
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	10,000	9,895,150
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.263%(c)	04/24/31	5,000	4,937,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	31,000	$ 30,639,448
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	9,000	8,866,118
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.287%(c)	02/05/31	1,000	990,376
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.306%(c)	04/25/31	7,500	7,388,210
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	3,500	3,492,520
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.100%(c)	01/18/28	5,000	4,976,630
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.543%(c)	10/15/28	17,850	17,824,410
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	8,000	7,950,121
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	5,000	4,961,211
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.583%(c)	10/13/31	7,750	7,663,752
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/22/30	5,000	4,971,633
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.313%(c)	07/17/29	4,250	4,218,576
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	29,500	29,404,635
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	3,500	3,494,808
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.548%(c)	07/20/30	5,500	5,497,235
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	8,500	$ 8,438,939
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.395%(c)	11/14/29	250	249,410
Prudential PLC (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.453%(c)	07/15/31	4,250	4,229,372
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	04/20/31	10,000	9,891,485
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.518%(c)	07/20/30	4,250	4,250,640
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.328%(c)	05/15/26	4,247	4,249,042
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.337%(c)	01/26/31	4,000	3,965,892
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.648%(c)	01/20/32	42,000	42,155,497
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	07/17/26	9,000	9,002,060
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	6,500	6,456,815
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.563%(c)	01/15/32	13,500	13,491,495
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	6,000	5,937,546
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.528%(c)	01/20/32	10,000	9,944,574
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.593%(c)	04/15/30	2,000	1,985,582
			327,106,347
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.1%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	02/25/23	2,560	$ 2,561,525
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,500	5,122,008
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
2.658%(c)	05/25/34	1,334	1,325,072
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	10/25/33	1,803	1,788,617
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
2.718%(c)	09/25/34	948	913,104
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.540%)
3.098%(c)	03/25/33	247	243,914
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
3.143%(c)	09/25/32	1,015	1,015,541
			5,286,248
Other — 0.3%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
4.368%(c)	04/25/23	880	875,217
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24	8,350	8,302,655
			9,177,872
Residential Mortgage-Backed Securities — 2.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
2.978%(c)	09/25/34	177	176,853
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
2.798%(c)	11/25/34	934	938,059
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	12/25/34	2,424	2,453,871

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46	13,909	$ 13,906,198
Series 2018-RPL04, 144A
3.837%(cc)	07/25/50	6,207	6,311,690
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	3,525	3,555,431
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	4,317	4,369,157
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,966	3,993,937
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	4,063	4,078,881
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	4,944	5,042,104
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	05/25/34	874	874,981
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	8,360	8,424,506
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	8,567	8,723,952
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	9,238	9,578,743
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	2,019	2,052,673
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	4,400	4,428,019
			78,909,055
Student Loan — 0.2%
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20	7,710	7,709,920

Total Asset-Backed Securities (cost $455,285,402)			458,026,607
Commercial Mortgage-Backed Securities — 24.4%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,718,013
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	20,045	20,351,288
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	4,268	4,289,344
Series 2019-B09, Class A4
3.751%	03/15/52	20,000	22,095,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	$ 19,743,161
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	1,972	1,960,438
Series 2016-C07, Class A2
3.585%	12/10/54	16,500	17,714,446
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A4
3.635%	10/10/47	5,485	5,849,301
Series 2015-P01, Class A5
3.717%	09/15/48	1,000	1,076,675
Series 2016-C01, Class A3
2.944%	05/10/49	10,000	10,387,220
Series 2016-C03, Class A3
2.896%	11/15/49	20,000	20,754,494
Series 2016-P03, Class A3
3.063%	04/15/49	32,535	33,889,881
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class A, 144A
2.871%(cc)	11/10/31	17,500	17,930,519
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,800	8,203,556
Series 2015-CR25, Class A4
3.759%	08/10/48	5,000	5,383,553
Series 2015-LC21, Class A4
3.708%	07/10/48	820	879,727
Series 2015-LC23, Class A4
3.774%	10/10/48	5,000	5,402,499
Series 2015-PC01, Class A5
3.902%	07/10/50	6,190	6,686,062
Series 2016-DC02, Class A5
3.765%	02/10/49	12,335	13,319,592
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,840,300
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.662%	01/15/49	4,800	4,822,362
Series 2017-CX10, Class A4
3.191%	11/15/50	12,600	13,258,045
Series 2018-C14, Class A3
4.151%	11/15/51	11,825	13,333,169
Series 2019-C16, Class A2
3.067%	06/15/52	15,500	16,185,883
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	3,604	3,761,753
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	8,325	8,420,034
Series 2018-M01, Class A2
3.085%(cc)	12/25/27	13,411	14,233,294
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	1,100	1,140,996

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K060, Class AM
3.300%(cc)	10/25/26	9,157	$ 9,841,992
Series K076, Class A2
3.900%	04/25/28	4,965	5,600,063
Series K081, Class A2
3.900%(cc)	08/25/28	9,500	10,753,271
Series K083, Class AM
4.030%(cc)	10/25/28	10,900	12,415,419
Series K086, Class AM
3.919%(cc)	12/25/28	7,300	8,254,495
Series K087, Class AM
3.832%(cc)	12/25/28	7,850	8,820,568
Series K151, Class A3
3.511%	04/25/30	4,810	5,246,841
Series K154, Class A2
3.424%	04/25/32	12,415	13,728,888
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	5,170,123
Series 2015-GC34, Class A4
3.506%	10/10/48	13,890	14,827,197
Series 2016-GS03, Class A3
2.592%	10/10/49	17,450	17,761,451
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	859,841
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,575,305
Series 2015-C27, Class A2
2.734%	02/15/48	6,389	6,382,699
Series 2015-C29, Class A2
2.921%	05/15/48	11,062	11,072,531
Series 2015-C30, Class A3
3.322%	07/15/48	6,400	6,596,068
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3
3.123%	06/13/52	15,000	15,811,077
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	18,800	19,456,810
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2, 144A
3.538%	07/15/47	5,000	5,235,973
Series 2016-JP03, Class A4
2.627%	08/15/49	14,258	14,549,191
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	12,200	12,460,530
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A2
3.101%	12/15/47	175	175,206
Series 2015-C20, Class A4
3.249%	02/15/48	3,500	3,663,746
Series 2015-C27, Class A4
3.753%	12/15/47	3,447	3,723,069
Series 2016-C28, Class A4
3.544%	01/15/49	12,959	13,868,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C29, Class A3
3.058%	05/15/49	22,000	$ 22,934,305
Series 2016-C32, Class A3
3.459%	12/15/49	10,000	10,706,361
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	22,250	22,903,827
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/13/49	10,000	10,050,302
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	28,350	30,821,287
Series 2018-C08, Class A1
2.659%	02/15/51	5,942	5,989,949
Series 2018-C08, Class A3
3.720%	02/15/51	5,150	5,616,311
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,467,655
Series 2018-C14, Class A3
4.180%	12/15/51	40,000	45,308,192
Series 2019-C17, Class A2
2.313%	09/15/52	7,291	7,290,684
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	10,869	11,063,710
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A3
3.411%	09/15/58	7,000	7,401,700
Series 2015-NXS02, Class A4
3.498%	07/15/58	7,000	7,429,823
Series 2016-C34, Class A3
2.834%	06/15/49	26,700	27,445,373
Series 2016-C35, Class A3
2.674%	07/15/48	16,000	16,322,218
Series 2016-C37, Class A4
3.525%	12/15/49	12,500	13,418,418
Series 2016-LC25, Class A3
3.374%	12/15/59	20,000	21,288,596

Total Commercial Mortgage-Backed Securities (cost $757,774,727)			800,941,060
Corporate Bonds — 49.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	1,780	1,824,789
Aerospace & Defense — 0.5%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	13,650	15,443,418
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	5,000	5,036,397

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	3,165	$ 3,247,478
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,332,751
			13,616,626
Airlines — 0.2%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,233	1,301,204
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	110	113,120
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	4,047,329
			5,461,653
Auto Manufacturers — 1.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.750%	11/05/21	5,000	5,140,841
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	494,681
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,878,316
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,333,182
Sr. Unsec’d. Notes
4.200%	11/06/21	10,000	10,316,554
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21	5,965	6,164,651
			34,328,225
Auto Parts & Equipment — 0.1%
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25	3,767	3,891,130
Banks — 14.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	2,200	2,202,025
Sr. Unsec’d. Notes
3.848%	04/12/23	3,200	3,334,693
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)	6,000	6,555,000
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)	2,160	2,430,000
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	17,790	18,781,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	10,941	$ 12,170,551
Sub. Notes, MTN
4.000%	01/22/25	28,930	30,718,880
Sub. Notes, Series L, MTN
3.950%	04/21/25	11,000	11,657,046
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	8,890	9,355,383
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	350	355,941
4.610%(ff)	02/15/23	6,610	6,864,140
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	15,740	17,267,359
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	4,060	4,059,959
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	8,500	8,679,180
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28	23,000	24,053,178
Sub. Notes
3.875%	03/26/25	7,000	7,365,990
4.400%	06/10/25	27,264	29,346,691
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	5,750	6,009,521
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	10,695	10,802,938
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24	10,000	10,984,311
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	9,450	9,792,818
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	3,351,239
4.250%	03/13/26	2,100	2,258,801
Sub. Notes
7.000%	04/15/20	1,665	1,706,077
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	8,000	8,093,360
Sr. Unsec’d. Notes
3.625%	02/20/24	1,000	1,048,039
3.814%(ff)	04/23/29(a)	11,650	12,368,909
3.850%	01/26/27	240	254,489
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	7,320	7,748,823
4.000%	03/03/24	995	1,060,295
Sub. Notes
4.250%	10/21/25	10,410	11,139,767

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	$ 4,208,776
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/23/29	9,790	9,744,957
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	–(rr)	717	720,361
Jr. Sub. Notes, Series Z
5.300%(ff)	–(rr)	7,000	7,078,750
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	5,000	4,964,879
3.509%(ff)	01/23/29	34,000	35,939,316
4.452%(ff)	12/05/29	3,000	3,391,265
Sub. Notes
4.250%	10/01/27	13,365	14,683,278
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.150%	10/29/25	14,020	15,341,941
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.761%	07/26/23(a)	4,900	5,151,154
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	–(rr)	8,000	8,065,600
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	1,570	1,763,365
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	5,000	5,153,028
3.591%(ff)	07/22/28	12,000	12,650,096
Sub. Notes, MTN
4.100%	05/22/23	1,165	1,226,827
5.000%	11/24/25	14,009	15,698,341
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.450%	12/03/21	8,910	9,306,194
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
3.000%	01/18/23	2,090	2,139,802
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.936%	10/16/23	16,000	16,997,978
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.125%	09/24/25	9,005	9,728,710
			465,772,004
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	6,255	6,898,533
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23	10,380	10,977,360
			17,875,893
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.9%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5,625	$ 5,848,440
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23	325	330,795
3.875%	08/15/25	12,500	13,492,495
3.900%	02/20/28	10,000	10,953,629
			30,625,359
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	344,245
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	684,762
			1,029,007
Chemicals — 2.0%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	1,877	1,928,617
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	2,000	2,037,720
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	2,545	2,656,370
4.550%	11/30/25	2,000	2,196,951
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	14,700	15,752,745
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	10,796	11,415,515
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	6,000	6,772,636
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,491,338
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	785	800,056
3.375%	03/15/25	4,672	4,840,441
3.500%	06/01/23	6,000	6,194,181
4.000%	12/15/26	5,000	5,354,885
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21	805	836,274
			64,277,729
Commercial Services — 1.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	5,950	6,024,887
3.800%	11/01/25	2,445	2,607,524

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23	8,830	$ 9,291,809
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	7,722	7,770,043
Total System Services, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/23	2,910	3,054,637
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	7,300	7,449,559
5.250%	01/15/30	705	738,932
			36,937,391
Diversified Financial Services — 0.6%
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23(a)	2,280	2,453,581
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	8,649,971
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28(h)	6,515	7,275,934
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	645	652,182
			19,031,668
Electric — 5.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	4,765	5,260,226
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,485	2,598,280
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	8,850	9,837,078
Atlantic City Electric Co.,
First Mortgage
4.000%	10/15/28	7,940	8,913,150
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	7,118,395
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	11,130	11,890,622
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	6,650	6,972,954
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	2,150	2,400,190
First Ref. Mortgage
2.950%	12/01/26(h)	7,175	7,433,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	6,750	$ 7,435,686
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,368,469
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	470,461
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	22,400	24,756,645
Eversource Energy,
Sr. Unsec’d. Notes, Series O
4.250%	04/01/29	6,975	7,784,178
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	750	809,109
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	4,400	4,834,057
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.100%	09/26/28	8,000	8,815,717
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,248,095
Louisville Gas & Electric Co.,
First Mortgage
3.300%	10/01/25	3,065	3,208,198
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,773,616
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,378,018
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	8,065	8,519,161
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	10,000	10,329,575
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,539,765
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
3.125%	05/22/23	2,000	2,055,208
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	5,080
Sr. Unsec’d. Notes, Series A
3.100%	05/15/25	3,400	3,538,030
3.150%	01/15/26	3,900	4,057,377
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,311,631

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,115	$ 5,394,719
			185,057,487
Electronics — 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes
4.150%	06/15/23(a)	3,440	3,593,437
Foods — 0.7%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.000%	03/15/22	655	665,005
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,915	9,809,758
Gtd. Notes, 144A
3.750%	04/01/30	7,735	7,807,226
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	4,310	4,566,690
			22,848,679
Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.200%	06/15/25	3,300	3,413,915
Healthcare-Products — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	5,198	5,652,819
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/25	8,000	8,483,801
			14,136,620
Healthcare-Services — 2.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	7,315	7,564,379
3.500%	08/15/24	9,975	10,454,369
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)	10,000	10,486,854
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27	3,345	3,550,234
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	17,530	17,886,693
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	150,774
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25	14,145	$ 14,769,583
			64,862,886
Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	13,855	14,262,337
Insurance — 1.2%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	2,370	2,591,441
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	18,885	20,267,265
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	5,835	6,510,630
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	355	368,964
4.900%	07/01/22	2,510	2,684,257
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	3,500	3,612,771
3.300%	09/15/22	2,650	2,728,088
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,205,960
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/20	515	529,996
			40,499,372
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,348,540
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	3,810	3,848,194
Media — 1.8%
CBS Corp.,
Gtd. Notes
2.500%	02/15/23	2,500	2,506,922
3.700%	08/15/24	5,000	5,230,026
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,408,000
5.875%	05/01/27	800	846,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	7,000	7,361,634

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
4.908%	07/23/25	20,925	$ 22,953,788
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	1,735	1,834,762
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	6,000	6,144,612
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	2,000	2,024,188
3.875%	12/15/21	1,100	1,137,045
4.250%	09/01/23	5,000	5,302,106
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25	650	699,548
			59,448,631
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,360	1,408,960
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	2,935	2,918,388
2.200%	07/18/20(a)	1,230	1,226,273
2.750%	01/06/23	445	448,413
3.250%	02/11/22	4,290	4,368,722
			8,961,796
Oil & Gas — 1.7%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,158
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22(a)	895	900,762
4.250%	04/15/27(a)	4,950	5,146,422
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	2,305	2,395,729
4.300%	08/15/28	16,512	17,783,879
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	1,630	1,723,725
6.510%	03/07/22	870	945,620
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,930	2,085,876
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	3,000	3,150,827
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	679	663,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	9,155	$ 9,510,489
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,346,042
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	2,000	2,059,760
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	7,962,223
			56,677,235
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
2.773%	12/15/22	1,140	1,158,976
Cameron International Corp.,
Gtd. Notes
3.600%	04/30/22	1,400	1,423,029
			2,582,005
Packaging & Containers — 0.5%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	775	819,901
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	13,821,307
			14,641,208
Pharmaceuticals — 5.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	1,030	1,049,746
3.600%	05/14/25	19,796	20,589,537
4.250%	11/14/28(a)	8,000	8,680,299
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	2,055	2,105,925
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	3,965	4,235,102
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	13,400	13,564,653
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	9,000	9,663,251
4.375%	10/15/28	4,200	4,589,239
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	1,328	1,405,106
4.300%	03/25/28(a)	31,170	33,705,221

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	13,395	$ 13,838,009
Mylan NV,
Gtd. Notes
3.950%	06/15/26	565	583,822
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)	19,820	21,036,525
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	18,110	18,462,235
3.200%	09/23/26	9,730	10,039,384
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23	7,060	7,603,416
			171,151,470
Pipelines — 3.1%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	12,825	14,094,834
5.250%	04/15/29	1,550	1,749,522
5.500%	06/01/27	5,000	5,656,475
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	7,750	8,582,675
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	1,925	1,930,939
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28(a)	9,956	10,797,402
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,814,962
4.125%	03/01/27(a)	2,980	3,142,645
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	9,837	10,076,645
5.000%	09/15/23	2,525	2,733,492
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,606,391
4.550%	07/15/28	5,000	5,413,470
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,775,331
4.650%	10/15/25	2,185	2,335,604
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,727,885
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,860,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	$ 4,652,948
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	1,580	1,622,945
			101,574,565
Real Estate Investment Trusts (REITs) — 1.3%
Boston Properties LP,
Sr. Unsec’d. Notes
3.400%	06/21/29	10,400	10,878,807
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,900,304
3.850%	02/01/25	5,575	5,829,865
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/25	5,035	5,408,445
Ventas Realty LP,
Gtd. Notes
4.400%	01/15/29	8,035	8,896,312
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.625%	09/15/23	6,040	6,557,182
			41,470,915
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	5,295	5,689,610
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	2,500	2,578,176
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	12,000	12,271,320
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	1,285	1,297,327
3.125%	10/15/22	995	1,007,487
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/15/22	5,000	5,233,397
			19,809,531
Telecommunications — 2.1%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	475	481,136
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25	3	3,203
4.300%	02/15/30	32,523	35,784,337

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	4,000	$ 3,620,000
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21(a)	656	657,312
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	3,690	3,839,939
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27	9,980	11,019,661
4.329%	09/21/28	10,000	11,337,728
4.500%	08/10/33	1,950	2,264,224
			69,007,540
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	1,865	1,876,052
4.125%	08/01/23	6,020	6,370,618
			8,246,670
Water — 0.4%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	13,328,542

Total Corporate Bonds (cost $1,528,961,943)			1,640,563,213
Municipal Bonds — 1.4%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	6,380	8,250,042
California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	2,930	4,577,246
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5,800	9,516,640
			14,093,886
Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,426,716
Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,658,734
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,547,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	$ 1,686,464
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,386,500
			4,072,964
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	690,875
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,499,880
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,100,122
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,183,595

Total Municipal Bonds (cost $39,826,803)			46,523,974
Residential Mortgage-Backed Securities — 4.2%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
2.368%(c)	09/25/35	2,838	2,804,691
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	712	714,129
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	04/25/28	2,952	2,955,659
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	08/25/28	866	866,450
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28	1,020	1,021,813
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	10/25/27	1,471	1,471,676
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.868%(c)	10/25/27	2,670	2,677,897
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	20,400	20,399,994

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	5,870	$ 5,897,253
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	3,764	3,837,787
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	6,997	7,022,627
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37	4,619	4,619,704
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	4,457	4,627,442
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.718%(c)	11/25/28	4,473	4,483,787
Fannie Mae Connecticut Avenue Securities,
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	03/25/31	2,310	2,318,408
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.868%(c)	10/25/27	1,251	1,259,404
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29	1,730	1,737,352
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	01/25/49	1,120	1,137,383
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	02/25/49	2,400	2,399,998
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	10/25/28	1,534	1,535,010
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29	1,650	1,651,927
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR15, Class 3A1
4.297%(cc)	02/25/35	2,437	2,438,411
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.895%(c)	04/25/46	1,330	1,325,346
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%(cc)	06/25/59	1,192	1,193,085
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	2,153	2,247,240
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	3,250	$ 3,327,725
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,877	2,983,643
Series 2018-02A, Class A1, 144A
4.500%(cc)	02/25/58	2,510	2,624,389
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	01/25/48	641	639,174
Series 2018-RPL01, Class A1, 144A
3.500%(cc)	12/25/57	17,380	18,043,816
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28	1,509	1,510,467
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.668%(c)	06/25/57	2,251	2,241,122
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20	8,683	8,683,505
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21	2,984	2,984,085
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.418%(c)	03/25/28	720	721,505
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	02/25/29	5,100	5,098,618
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48	2,602	2,604,405
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	02/25/47	1,850	1,850,763
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.720%(cc)	09/25/36	1,600	1,541,450

Total Residential Mortgage-Backed Securities (cost $135,784,990)			137,499,140
Sovereign Bonds — 3.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	8,845	9,287,179
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	3,000	3,105,030

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.750%	04/01/20	3,350	$ 3,355,046
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21	8,900	9,443,808
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	3,925	4,066,225
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22	2,500	2,577,495
5.875%	01/15/24	10,000	11,247,839
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22	2,695	2,778,539
4.750%	01/08/26	250	275,647
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24	3,200	3,168,553
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	5,710	5,781,375
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	3,000	3,159,000
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40	5,000	6,293,800
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24	6,000	6,405,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,890,821
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24	11,500	13,088,059
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	4,085	4,654,457
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23	5,000	5,798,500
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	4,030	4,034,997
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	1,600	1,668,460

Total Sovereign Bonds (cost $97,801,060)			103,079,830
U.S. Government Agency Obligations — 1.2%
Federal Home Loan Bank
3.250%	11/16/28(k)	10,000	11,143,970
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)	500	738,084
Federal National Mortgage Assoc.
6.250%	05/15/29(k)	20,000	27,651,257
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.625%	11/15/30(k)	346	$ 506,705

Total U.S. Government Agency Obligations (cost $37,126,861)			40,040,016
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
2.875%	05/15/49	30	34,989
3.000%	05/15/45	14,000	16,483,359
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	10,120	10,733,168
U.S. Treasury Notes
1.250%	08/31/24(a)	5,070	4,998,901
1.625%	08/15/29	11,840	11,785,425
1.750%	07/31/21(h)	1,650	1,652,320
U.S. Treasury Strips Coupon
3.202%(s)	08/15/40	7,180	4,615,185

Total U.S. Treasury Obligations (cost $48,778,211)			50,303,347

Total Long-Term Investments (cost $3,101,339,997)			3,276,977,187

	Shares
Short-Term Investments — 1.6%
Affiliated Mutual Funds — 1.6%
PGIM Core Ultra Short Bond Fund(w)	15,219,824	15,219,824
PGIM Institutional Money Market Fund (cost $37,880,230; includes $37,760,108 of cash collateral for securities on loan)(b)(w)	37,881,523	37,885,311

Total Affiliated Mutual Funds (cost $53,100,054)		53,105,135

Options Purchased*~ — 0.0%
(cost $91,942)	1,259,172

Total Short-Term Investments (cost $53,191,996)	54,364,307

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $3,154,531,993)	3,331,341,494

Options Written*~ — (0.0)%
(premiums received $3,018,436)	(1,366,692)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $3,151,513,557)	3,329,974,802

Liabilities in excess of other assets(z) — (1.2)%	(39,762,656)

Net Assets — 100.0%	$ 3,290,212,146

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,886,166; cash collateral of $37,760,108 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,800	$ 8,557
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	6,500	4,727
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	84,469
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	81,816
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	192,018
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	393,057
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	417,392
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	77,136
Total Options Purchased (cost $91,942)							$1,259,172
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1, 12/20/2024	Put	Deutsche Bank AG	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	300,000	$ (94,807)
CDX.NA.HY.32.V1, 12/20/2024	Put	Bank of America, N.A.	01/15/20	$ 98.00	5.00%(Q)	CDX.NA.HY.32.V1(Q)	199,000	(399,072)
A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	97,150	$ (17,058)
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	97,150	(28,636)
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	01/15/20	$ 98.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	500,000	(827,119)
Total Options Written (premiums received $3,018,436)								$(1,366,692)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,234	5 Year U.S. Treasury Notes	Dec. 2019	$ 385,326,055	$ (1,657,434)
8,858	10 Year U.S. Treasury Notes	Dec. 2019	1,154,308,125	(8,121,788)
1,931	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	274,986,469	(3,659,501)
486	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	93,266,437	(2,151,085)
				(15,589,808)
Short Positions:
650	90 Day Euro	Dec. 2020	160,103,125	173,664
4,410	2 Year U.S. Treasury Notes	Dec. 2019	950,355,000	944,233
1,844	20 Year U.S. Treasury Bonds	Dec. 2019	299,304,250	3,931,622
				5,049,519
				$(10,540,289)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Brazil	12/20/19	1.000%(Q)	49,035	0.391%	$81,779	$102,308	$(20,529)	HSBC Bank USA, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	200,000	$(4,121,457)	$(3,995,632)	$125,825

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$(641,841)	$1,112,711	$(1,754,552)	Credit Suisse International
CMBX.NA.11.AAA	11/18/54	0.500%(M)	50,000	(194,597)	513,217	(707,814)	Morgan Stanley & Co. International PLC
A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.12.AAA	08/17/61	0.500%(M)	25,000	$ 78,869	$ 218,924	$ (140,055)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	25,000	78,869	224,102	(145,233)	JP Morgan Securities LLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	100,000	315,477	376,187	(60,710)	Morgan Stanley & Co. International PLC
				$(363,223)	$2,445,141	$(2,808,364)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,678	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (11,698)	$ 381,939	$ 393,637
461,476	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	1,248,925	1,248,925
232,540	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	213,396	213,396
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(388,557)	(388,557)
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	(3,603,410)	(3,604,751)
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	(202,493)	(221,982)
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	(257,369)	(239,306)
11,815	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	25,360	25,360
102,060	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(2,918,914)	(2,918,914)
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(16,982)	(16,982)
5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(161,591)	(161,591)
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,038	(1,190,214)	(1,328,252)
27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	(855,582)	(959,923)
14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	(694,488)	(724,276)
20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(1,251,717)	(1,251,717)
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(301,040)	(301,040)
34,268	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(23,773)	(3,066,378)	(3,042,605)
19,965	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	15,752	(1,812,351)	(1,828,103)
54,133	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	4,036	(4,927,806)	(4,931,842)
A16

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
10,185	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	$ —	$ (446,967)	$ (446,967)
52,479	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(61,093)	(3,264,709)	(3,203,616)
9,539	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(519,640)	(519,640)
22,413	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(90,238)	(518,858)	(428,620)
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	(749,612)	(1,021,685)
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	(120,688)	(124,794)
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(142,893)	(142,893)
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	(540,116)	(533,757)
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(141,450)	(141,450)
785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(48,309)	(48,309)
46,761	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(283,319)	(5,081,594)	(4,798,275)
34,768	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(3,766,325)	(3,766,325)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(57,663)	(57,663)
6,735	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(38,572)	(38,572)
				$ 94,421	$(35,216,668)	$(35,311,089)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17